Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxes

Note 12. Taxes
The components of income before provision (benefit) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Domestic	$19,801	$19,645	$20,047
Foreign	(178)	949	939
Total	$19,623	$20,594	$20,986

The components of the provision (benefit) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Current
Federal	$2,187	$3,630	$7,451
Foreign	267	200	148
State and Local	741	677	842
Total	3,195	4,507	8,441
Deferred
Federal	175	(14,360)	(933)
Foreign	30	(66)	(2)
State and Local	184	(37)	(128)
Total	389	(14,463)	(1,063)
Total income tax provision (benefit)	$3,584	$(9,956)	$7,378

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate:

Years Ended December 31,	2018	2017	2016
Statutory federal income tax rate	21.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefits	3.7	1.6	2.2
Affordable housing credit	(0.6)	(0.6)	(0.7)
Employee benefits including ESOP dividend	(0.3)	(0.5)	(0.5)
Impact of tax reform re-measurement	—	(81.6)	—
Internal restructure	(9.1)	(0.6)	(0.7)
Noncontrolling interests	(0.5)	(0.6)	(0.6)
Non-deductible goodwill	4.7	1.0	2.2
Other, net	(0.6)	(2.0)	(1.7)
Effective income tax rate	18.3%	(48.3)%	35.2%

The effective income tax rate for 2018 was 18.3% compared to (48.3)% for 2017. The increase in the effective tax rate and the provision for income taxes was primarily due to the non-recurring, non-cash income tax benefit of $16.8 billion recorded in 2017 for the re-measurement of U.S. deferred tax liabilities at the lower 21% U.S. federal corporate income tax rate, as a result of the enactment of the TCJA on December 22, 2017. In addition, the current period provision for income taxes includes the tax impact of the Oath goodwill impairment charge not deductible for tax purposes, offset by the current year reduction in the statutory U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018 under the TCJA and a non-recurring deferred tax benefit of approximately $2.1 billion as a result of an internal reorganization of legal entities within the Wireless business.

In December 2017, the Securities and Exchange Commission staff issued Staff Accounting Bulletin (SAB) 118 to provide guidance for companies that had not completed their accounting for the income tax effects of the TCJA. Due to the complexities involved in accounting for the enactment of the TCJA, SAB 118 allowed for a provisional estimate of the impacts of the TCJA in our earnings for the year ended December 31, 2017, as well as up to a one year measurement period that ended on December 22, 2018, for any subsequent adjustments to such provisional estimate.  Pursuant to SAB 118, Verizon recorded a provisional estimate of $16.8 billion for the impacts of the TCJA, primarily due to the re-measurement of its U.S. deferred income tax liabilities at the lower 21% U.S. federal corporate income tax rate, with no significant impact from the transition tax on repatriation, the implementation of the territorial tax system, or limitations on the deduction of interest expense. Verizon has completed its analysis of the impacts of the TCJA, including analyzing the effects of any Internal Revenue Service (IRS) and U.S. Treasury guidance issued, and state tax law changes enacted, within the maximum one year measurement period resulting in no significant adjustments to the $16.8 billion provisional amount previously recorded.

The effective income tax rate for 2017 was (48.3)% compared to 35.2% for 2016. The decrease in the effective income tax rate and the provision for income taxes was primarily due to a non-recurring, non-cash income tax benefit recorded in 2017 as a result of the enactment of the TCJA described above.

The amounts of cash taxes paid by Verizon are as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Income taxes, net of amounts refunded	$2,213	$4,432	$9,577
Employment taxes	1,066	1,207	1,196
Property and other taxes	1,598	1,737	1,796
Total	$4,877	$7,376	$12,569

Deferred Tax Assets and Liabilities
Deferred taxes arise because of differences in the book and tax bases of certain assets and liabilities. Significant components of deferred tax assets and liabilities are as follows:

	(dollars in millions)
At December 31,	2018	2017
Deferred Tax Assets
Employee benefits	$5,403	$6,174
Tax loss and credit carry forwards	3,576	4,176
Other - assets	1,650	1,938
	10,629	12,288
Valuation allowances	(2,741)	(3,293)
Deferred tax assets	7,888	8,995

Deferred Tax Liabilities
Spectrum and other intangible amortization	21,976	21,148
Depreciation	15,662	14,767
Other - liabilities	3,976	4,281
Deferred tax liabilities	41,614	40,196
Net deferred tax liability	$33,726	$31,201

At December 31, 2018, undistributed earnings of our foreign subsidiaries indefinitely invested outside the U.S. amounted to approximately $3.0 billion. The majority of Verizon's cash flow is generated from domestic operations and we are not dependent on foreign cash or earnings to meet our funding requirements, nor do we intend to repatriate these undistributed foreign earnings to fund U.S. operations.  Furthermore, a portion of these undistributed earnings represents amounts that legally must be kept in reserve in accordance with certain foreign jurisdictional requirements and are unavailable for distribution or repatriation.  As a result, we have not provided U.S. deferred taxes on these undistributed earnings because we intend that they will remain indefinitely reinvested outside of the U.S. and therefore unavailable for use in funding U.S. operations.  Determination of the amount of unrecognized deferred taxes related to these undistributed earnings is not practicable.

At December 31, 2018, we had net after-tax loss and credit carry forwards for income tax purposes of approximately $3.6 billion that primarily relate to state and foreign taxes. Of these net after-tax loss and credit carry forwards, approximately $2.1 billion will expire between 2019 and 2038 and approximately $1.5 billion may be carried forward indefinitely.

During 2018, the valuation allowance decreased approximately $0.6 billion. The balance of the valuation allowance at December 31, 2018 and the 2018 activity is primarily related to state and foreign taxes.

Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

		(dollars in millions)
	2018	2017	2016
Balance at January 1,	$2,355	$1,902	$1,635
Additions based on tax positions related to the current year	160	219	338
Additions for tax positions of prior years	699	756	188
Reductions for tax positions of prior years	(248)	(419)	(153)
Settlements	(40)	(42)	(18)
Lapses of statutes of limitations	(55)	(61)	(88)
Balance at December 31,	$2,871	$2,355	$1,902

Included in the total unrecognized tax benefits at December 31, 2018, 2017 and 2016 is $2.3 billion, $1.9 billion and $1.5 billion, respectively, that if recognized, would favorably affect the effective income tax rate.

We recognized the following net after-tax expenses related to interest and penalties in the provision for income taxes:

Years Ended December 31,	(dollars in millions)
2018	$(75)
2017	(77)
2016	(25)

The after-tax accruals for the payment of interest and penalties in the consolidated balance sheets are as follows:

At December 31,	(dollars in millions)
2018	$348
2017	269

Verizon and/or its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various state, local and foreign jurisdictions. As a large taxpayer, we are under audit by the IRS and multiple state and foreign jurisdictions for various open tax years. The IRS is currently examining the Company’s U.S. income tax returns for tax years 2013-2014 and Cellco Partnership's U.S. income tax return for tax year 2013-2014. Tax controversies are ongoing for tax years as early as 2005. The amount of the liability for unrecognized tax benefits will change in the next twelve months due to the expiration of the statute of limitations in various jurisdictions and it is reasonably possible that various current tax examinations will conclude or require reevaluations of the Company’s tax positions during this period. An estimate of the range of the possible change cannot be made until these tax matters are further developed or resolved.